Shareholders' Equity (Details Narrative) - USD ($)			12 Months Ended
	Jun. 23, 2020	Jun. 17, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 24, 2020	Dec. 11, 2019
Ordinary shares, shares authorized			500,000,000	500,000,000		500,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares issued			5,800,000	5,166,667	5,166,667	15,500,000
Reverse split, description			1-for-3 shares reverse split	1-for-3 shares reverse split
Ordinary shares, shares outstanding			5,800,000	5,166,667	5,166,667
Number of stock issued, services, shares	633,333
Number of stock issued, services, values	$ 633,333		$ 63
Statutory surplus reserve			Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's registered capital.
Statutory reserve			$ 579,922	$ 257,409
Restricted net assets			$ 5,831,707	$ 5,298,082
Xi'an DT [Member]
Non-controlling interests rate			25.00%	25.00%
Tianjin YHX [Member]
Non-controlling interests rate			49.00%	49.00%
Ordinary Shares Vested [Member]
Number of stock issued, services, shares			211,112
Share based compensation			$ 211,112
Forecast [Member]
Reverse split, description		1-for-3 shares
Redemption shares		10,333,333